Gain on sale of partnership interest (Details) (CAD) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2009
Gain on sale of partnership interest (Textual) [Abstract]
Percentage of holdings in the subsidiary in the beginning of the year	50.00%
Percentage of holdings in the subsidiary at the end of the year	16.50%
Proceed received from the sale of interest in subsidiary	110
Unrecognized additional contingent proceeds from the sale of interest in the partnership	22
Gain on sale of partnership interest	81
Gain (loss) on sale of partnership interest net of tax	69